Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of computers, mobile handsets and broadband data modems	₱ 10,509	₱ 9,775	₱ 8,286
Cost of services	4,144	3,143	3,068
Cost of point-product-sales	439	1,254	1,563
Total cost of sales and services	₱ 15,092	₱ 14,172	₱ 12,917